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                                                     ---------------------------
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                                                     hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04963
                                   ----------------------------------------

                                The Berwyn Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1189 Lancaster Avenue            Berwyn, Pennsylvania             19312
--------------------------------------------------------------------------------
          (Address of principal executive offices)                (Zip code)

                                  Kevin M. Ryan

 The Killen Group, Inc.    1189 Lancaster Avenue    Berwyn, Pennsylvania 19312
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222
                                                     ----------------------

Date of fiscal year end:        December 31, 2005
                          ---------------------------------------

Date of reporting period:       September 30, 2005
                          ---------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

BERWYN FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -- 83.8%                                   VALUE
--------------------------------------------------------------------------------

             AEROSPACE/DEFENSE -- 2.6%
    141,266  Ducommun, Inc. +                                      $ 3,107,852
                                                                   -----------

             AIRLINES -- 3.2%
    138,800  SkyWest, Inc.                                           3,721,228
                                                                   -----------

             APPLICATIONS SOFTWARE -- 2.8%
    149,786  EPIQ Systems, Inc. +                                    3,268,331
                                                                   -----------

             COMMERCIAL PRINTING -- 4.7%
     77,345  Courier Corp.                                           2,892,703
    158,500  Ennis, Inc.                                             2,662,800
                                                                   -----------
                                                                     5,555,503
                                                                  -----------
             COMPUTERS & PERIPHERALS -- 0.2%
     15,949  Printronix, Inc.                                          248,804
                                                                   -----------

             COMPUTER - INTEGRATED SYSTEMS -- 9.0%
    154,300  Agilysys, Inc.                                          2,592,240
    119,364  Cohu, Inc.                                              2,820,571
    307,000  Neoware Systems, Inc. +                                 5,126,900
                                                                   -----------
                                                                    10,539,711
                                                                   -----------
             COMPUTER SERVICES -- 4.9%
    340,700  CIBER, Inc. +                                           2,531,401
    237,200  United Online, Inc.                                     3,282,848
                                                                   -----------
                                                                     5,814,249
                                                                   -----------
             CONSUMER PRODUCTS -- 4.0%
     97,000  Kenneth Cole Productions, Inc.                          2,647,130
    148,100  Russell Corp.                                           2,079,324
                                                                   -----------
                                                                     4,726,454
                                                                   -----------
             FINANCE - BROKERAGE -- 2.5%
    342,600  LaBranche & Co., Inc. +                                 2,977,194
                                                                   -----------

             FURNITURE MANUFACTURING -- 2.2%
    194,623  La-Z-Boy, Inc.                                          2,567,077
                                                                   -----------

             HEALTH CARE -- 4.2%
     59,000  LifePoint Hospitals, Inc. +                             2,578,890
    112,100  RehabCare Group, Inc. +                                 2,300,292
                                                                   -----------
                                                                     4,879,182
                                                                   -----------

See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES    COMMON STOCKS -- 83.8% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

             INSURANCE -- 3.9%
    143,800  American Equity Investment Life Holding Co.           $ 1,632,130
     81,536  FPIC Insurance Group, Inc. +                            2,928,773
                                                                   -----------
                                                                     4,560,903
                                                                   -----------
             MACHINERY MANUFACTURING -- 3.9%
    133,150  Gulf Island Fabrication, Inc.                           3,813,416
     50,750  Hardinge, Inc.                                            743,488
                                                                   -----------
                                                                     4,556,904
                                                                   -----------
             MANUFACTURED HOUSING -- 2.8%
    116,300  Drew Industries, Inc. +                                 3,001,703
     28,500  Patrick Industries, Inc. +                                306,090
                                                                   -----------
                                                                     3,307,793
                                                                   -----------
             MEDICAL PRODUCTS & SERVICES -- 3.8%
    175,226  Quidel Corp. +                                          1,659,390
     60,895  Vital Signs, Inc.                                       2,806,651
                                                                   -----------
                                                                     4,466,041
                                                                   -----------
             METALS & MINING -- 2.7%
    114,450  Westmoreland Coal Co. +                                 3,165,687
                                                                   -----------

             OIL & GAS EXPLORATION & PRODUCTION -- 7.3%
    149,300  Callon Petroleum Co. +                                  3,124,849
     74,400  Southwestern Energy Co. +                               5,460,960
                                                                   -----------
                                                                     8,585,809
                                                                   -----------
             OIL REFINING -- 2.6%
     68,988  Frontier Oil Corp.                                      3,059,618
                                                                   -----------

             PRECISION INSTRUMENTS -- 3.8%
     52,370  Esterline Technologies Corp. +                          1,984,299
     66,399  MTS Systems Corp.                                       2,503,242
                                                                   -----------
                                                                     4,487,541
                                                                   -----------
             REAL ESTATE INVESTMENT TRUSTS -- 0.8%
     67,600  Equity Inns, Inc.                                         912,600
                                                                   -----------

             RESTAURANTS -- 2.4%
     68,100  IHOP Corp.                                              2,774,394
                                                                   -----------

             RUBBER & PLASTICS -- 2.0%
    154,500  Cooper Tire & Rubber Co.                                2,359,215
                                                                   -----------

             SPECIALTY CHEMICALS -- 4.0%
    181,000  Hercules, Inc. +                                        2,211,820
    133,500  Sensient Technologies Corp.                             2,529,825
                                                                   -----------
                                                                     4,741,645
                                                                   -----------

See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES    COMMON STOCKS -- 83.8% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

             TRANSPORTATION -- 1.6%
     46,300  Yellow Roadway Corp. +                                $ 1,916,357
                                                                   -----------

             UTILITIES -- 1.9%
    130,500  Duquesne Light Holdings, Inc.                           2,245,905
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $71,129,299)                $98,545,997
                                                                   -----------

================================================================================
   SHARES    SHORT-TERM INVESTMENTS -- 16.0%                          VALUE
--------------------------------------------------------------------------------

  9,438,817  First American Government Obligation Fund - Class Y   $ 9,438,817
  9,438,817  First American Prime Obligation Fund - Class Y          9,438,817
                                                                   -----------

             TOTAL SHORT-TERM INVESTMENTS (Cost $18,877,634)       $18,877,634
                                                                   -----------

             TOTAL INVESTMENTS -- 99.8% (Cost $90,006,933)        $117,423,631

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%             265,179
                                                                   -----------

             NET ASSETS -- 100.0%                                 $117,688,810
                                                                   ===========


+ Non-income producing security.



See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS -- 25.2%                                   VALUE
--------------------------------------------------------------------------------

             AUTO & AUTO PARTS -- 1.0%
     45,800  DaimlerChrysler AG                                    $ 2,432,896
                                                                   -----------

             BANKING -- 1.0%
    182,300  First Commonwealth Financial Corp.                      2,430,059
                                                                   -----------

             COMMERCIAL PRINTING -- 1.3%
    179,000  Ennis, Inc.                                             3,007,200
                                                                   -----------

             CONTAINERS & PACKAGING -- 1.0%
     89,700  Sonoco Products Co.                                     2,449,707
                                                                   -----------

             DIVERSIFIED MANUFACTURING -- 0.7%
    119,061  Deswell Indstries, Inc.                                 1,749,006
                                                                   -----------

             FINANCIAL SERVICES -- 2.0%
     75,500  JPMorgan Chase & Co.                                    2,561,715
    230,243  Medallion Financial Corp.                               2,286,313
                                                                   -----------
                                                                     4,848,028
                                                                   -----------
             FOOD PRODUCTS -- 2.2%
     87,500  Campbell Soup Co.                                       2,603,125
     73,500  H.J. Heinz Co.                                          2,685,690
                                                                   -----------
                                                                     5,288,815
                                                                   -----------
             FOOD RETAILING -- 0.9%
     80,897  Ingles Markets, Inc. - Class A                          1,274,937
     24,800  Weis Markets, Inc.                                        992,248
                                                                   -----------
                                                                     2,267,185
                                                                   -----------
             INSURANCE -- 0.9%
     43,500  Jefferson-Pilot Corp.                                   2,225,895
                                                                   -----------

             METALS & MINING -- 0.9%
     79,949  Impala Platinum Holdings Ltd. - ADR                     2,282,544
                                                                   -----------

             OIL & GAS EXPLORATION & PRODUCTION -- 1.1%
     41,500  Chevron Corp.                                           2,686,295
                                                                   -----------

             PHARMACEUTICALS -- 3.6%
     58,100  AstraZeneca PLC - ADR                                   2,736,510
     61,000  GlaxoSmithKline PLC - ADR                               3,128,080
    111,500  Pfizer, Inc.                                            2,784,155
                                                                   -----------
                                                                     8,648,745
                                                                   -----------


See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES    COMMON STOCKS -- 25.2% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

             REAL ESTATE INVESTMENT TRUSTS -- 1.1%
     46,450  Hospitality Properties Trust                          $ 1,990,847
     26,400  Town & Country Trust                                      766,128
                                                                   -----------
                                                                     2,756,975
                                                                   -----------
             SPECIALTY CHEMICALS -- 1.7%
    155,064  Hawkins, Inc.                                           2,108,870
     45,700  Lubrizol Corp. (The)                                    1,980,181
                                                                   -----------
                                                                     4,089,051
                                                                   -----------
             TELECOMMUNICATIONS EQUIPMENT -- 1.0%
    194,069  SpectraLink Corp.                                       2,470,498
                                                                   -----------

             TELECOMMUNICATIONS SERVICES -- 1.1%
    105,100  BellSouth Corp.                                         2,764,130
                                                                   -----------

             UTILITIES -- 3.7%
     58,400  Atmos Energy Corp.                                      1,649,800
     77,400  Cleco Corp.                                             1,825,092
     62,100  Great Plains Energy, Inc.                               1,857,411
     44,235  MGE Energy, Inc.                                        1,611,039
     71,300  Vectren Corp.                                           2,021,355
                                                                   -----------
                                                                     8,964,697
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $55,848,998)                $61,361,726
                                                                   -----------

================================================================================
   SHARES    PREFERRED STOCKS -- 1.6%                                 VALUE
--------------------------------------------------------------------------------

             APPAREL -- 0.7%
     60,200  Tommy Hilfiger USA, Inc. PFD A                        $ 1,544,130
                                                                   -----------

             REAL ESTATE INVESTMENT TRUSTS -- 0.6%
     17,100  Brandywine Realty Trust PFD C                             433,485
     23,000  Equity Inns, Inc. PFD B                                   603,060
     17,934  Highwoods Properties, Inc. PFD B                          453,013
                                                                   -----------
                                                                     1,489,558
                                                                   -----------
             TELECOMMUNICATIONS EQUIPMENT -- 0.3%
     28,800  Telephone & Data Systems, Inc. PFD A                      735,840
                                                                   -----------

             TOTAL PREFERRED STOCKS (Cost $3,738,070)              $ 3,769,528
                                                                   -----------

================================================================================
   SHARES    EXCHANGE TRADED FUNDS -- 2.7%                            VALUE
--------------------------------------------------------------------------------

     60,800  iShares GS$ InvesTop Corporate Bond Fund
               (Cost $6,712,141)                                   $ 6,656,992
                                                                   -----------



See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
 PAR VALUE   CORPORATE BONDS -- 58.5%                                 VALUE
--------------------------------------------------------------------------------

             APPAREL -- 0.4%
$   863,000  Russell Corp. 9.25% 05/01/10                          $   871,630
                                                                   -----------

             AUTO & AUTOMOTIVE PARTS -- 0.4%
    988,000  Hertz Corp. 6.50% 05/15/06                                994,174
                                                                   -----------

             BEVERAGES/ALCOHOL -- 1.9%
    650,000  Constellation Brands, Inc. 8.625% 08/01/06                666,250
    700,000  Constellation Brands, Inc. 8.00% 02/15/08                 735,000
  3,084,000  Constellation Brands, Inc. 8.125% 01/15/12              3,257,475
                                                                   -----------
                                                                     4,658,725
                                                                   -----------
             CHEMICALS -- 0.4%
  1,000,000  Union Carbide Corp. 6.70% 04/01/09                      1,033,012
                                                                   -----------

             COMPUTER - INTEGRATED SYSTEMS -- 2.1%
  5,007,000  Agilysys, Inc. 9.50% 08/01/06                           5,121,225
                                                                   -----------

             CONSUMER STAPLES -- 1.2%
  1,425,000  Service Corp. International 6.50% 03/15/08              1,446,375
    600,000  Service Corp. International 7.70% 04/15/09                630,000
    865,000  Service Corp. International 7.70% 04/15/09                908,250
                                                                   -----------
                                                                     2,984,625
                                                                   -----------
             CONTAINERS & PACKAGING -- 1.6%
  3,998,000  Silgan Holdings, Inc. 6.75% 11/15/13                    4,007,995
                                                                   -----------

             ELECTRICAL EQUIPMENT -- 2.2%
  1,422,000  FEI Co. 5.50% 08/15/08 CV                               1,413,112
  3,833,000  Thomas & Betts Corp. 6.50% 01/15/06                     3,845,047
                                                                   -----------
                                                                     5,258,159
                                                                   -----------

             ENERGY SERVICES -- 3.0%
  3,000,000  Constellation Energy Group 4.55% 06/15/15               2,818,344
  4,588,000  Offshore Logistics, Inc. 6.125% 06/15/13                4,519,180
                                                                   -----------
                                                                     7,337,524
                                                                   -----------
             EQUPMENT RENTAL -- 0.8%
  2,000,000  Rent-A-Center, Inc. 7.50% 05/01/10                      1,902,500
                                                                   -----------

             FINANCE -- 2.2%
  1,195,000  CIT Group, Inc. 4.75% 12/15/10                          1,188,275
  2,000,000  CIT Group, Inc. 5.00% 02/13/14                          1,979,108
  1,250,000  CIT Group, Inc. 5.125% 09/30/14                         1,245,111
  1,000,000  Ford Motor Credit Corp. 7.375% 10/28/09                   965,947
                                                                   -----------
                                                                     5,378,441
                                                                   -----------

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
 PAR VALUE   CORPORATE BONDS -- 58.5% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

             FINANCE - BROKERAGE SERVICES -- 0.6%
$ 1,500,000  Bear Stearns Co., Inc. 3.25% 03/25/09                 $ 1,429,742
                                                                   -----------

             FOOD RETAILING -- 3.0%
  3,894,000  Ingles Markets, Inc. 8.875% 12/01/11                    3,932,940
  3,270,000  Pantry, Inc. 7.75% 02/15/14                             3,270,000
                                                                   -----------
                                                                     7,202,940
                                                                   -----------
             HEALTH CARE SERVICES -- 3.5%
  4,300,000  Humana, Inc. 6.30% 08/01/18                             4,580,446
  3,899,000  Triad Hospitals, Inc. 7.00% 11/15/13                    3,947,738
                                                                   -----------
                                                                     8,528,184
                                                                   -----------
             HOTEL & GAMING -- 0.1%
    271,000  Hilton Hotels Corp. 7.20% 12/15/09                        292,749
                                                                   -----------

             INFORMATION SERVICES -- 1.0%
  2,070,000  Equifax, Inc. 6.90% 07/01/28                            2,358,914
                                                                   -----------

             INSURANCE -- 1.6%
  2,010,000  CNA Financial Corp. 6.75% 11/15/06                      2,050,087
  1,746,000  CNA Financial Corp. 6.60% 12/15/08                      1,821,260
                                                                   -----------
                                                                     3,871,347
                                                                   -----------
             INTEGRATED OIL & GAS -- 0.5%
  1,175,000  ConocoPhillips 7.125% 03/15/08                          1,246,770
                                                                   -----------

             MANUFACTURED HOUSING -- 1.9%
  4,493,000  Champion Enterprises, Inc. 7.625% 05/15/09              4,537,930
                                                                   -----------

             MEDICAL PRODUCTS & SERVICES -- 2.7%
  3,305,000  Bausch & Lomb, Inc. 6.95% 11/15/07                      3,432,537
  1,332,000  Omnicare, Inc. 8.125% 03/15/11                          1,391,940
  1,727,000  Omnicare, Inc. 6.125% 06/01/13                          1,692,460
                                                                   -----------
                                                                     6,516,937
                                                                   -----------
             METAL FABRICATION -- 0.4%
  1,000,000  Alcoa, Inc. 6.00% 01/15/12                              1,058,097
                                                                   -----------

             PHARMACEUTICALS -- 1.9%
  4,410,000  Caremark Rx, Inc. 7.375% 10/01/06                       4,513,692
                                                                   -----------

             REAL ESTATE INVESTMENT TRUSTS -- 1.1%
    604,000  Health Care REIT, Inc. 7.50% 08/15/07                     628,478
  2,000,000  Health Care REIT, Inc. 6.00% 11/15/13                   2,011,950
                                                                   -----------
                                                                     2,640,428
                                                                   -----------


See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
 PAR VALUE   CORPORATE BONDS -- 58.5% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

             RESTAURANTS -- 1.9%
$ 3,500,000  Wendy's International, Inc. 6.20% 06/15/14            $ 3,575,019
  1,000,000  Wendy's International, Inc. 7.00% 12/15/25              1,036,188
                                                                   -----------
                                                                     4,611,207
                                                                   -----------
             RETAIL -- 1.8%
  3,500,000  J.C. Penney Co., Inc. 8.00% 03/01/10                    3,823,750
    525,000  Rite Aid Corp. 144A 6.00% 12/15/05                        525,000
                                                                   -----------
                                                                     4,348,750
                                                                   -----------
             SEMI CONDUCTOR EQUIPMENT -- 0.9%
  2,110,000  Photronics, Inc. 4.75% 12/15/06 CV                      2,120,550
                                                                   -----------

             SPECIALTY CHEMICALS -- 0.8%
    112,000  Hercules, Inc. 6.60% 08/01/27                             114,520
  1,695,000  Lubrizol Corp. 5.875% 12/01/08                          1,739,797
                                                                   -----------
                                                                     1,854,317
                                                                   -----------
             TELECOMMUNICATIONS SERVICES -- 8.7%
  1,462,000  AT&T Corp. 7.75% 03/01/07                               1,514,186
  1,893,000  AT&T Corp. 7.30% 11/15/11                               2,131,991
  1,000,000  BellSouth Corp. 6.875% 10/15/31                         1,114,644
  3,338,000  Cincinnati Bell, Inc. 8.375% 01/15/14                   3,287,930
  2,456,000  Comcast Corp. 5.30% 01/15/14                            2,449,610
  3,157,000  GTE Northwest, Inc. 6.30% 06/01/10                      3,283,624
  2,865,000  Nextel Communications, Inc. 7.375% 08/01/15             3,067,172
  1,200,000  Sprint Capital Corp. 6.875% 11/15/28                    1,325,611
  1,664,000  TCI Communications, Inc. 7.80% 02/15/26                 1,985,846
  1,077,000  Verizon Florida, Inc. 6.125% 01/15/13                   1,118,254
                                                                   -----------
                                                                    21,278,868
                                                                   -----------
             TOYS -- 1.7%
  2,035,000  Hasbro, Inc. 6.15% 07/15/08                             2,100,973
  2,000,000  Hasbro, Inc. 6.60% 07/15/28                             2,042,520
                                                                   -----------
                                                                     4,143,493
                                                                   -----------
             TRANSPORTATION -- 3.5%
  4,300,000  Southwest Airlines Co. 5.25% 10/01/14                   4,206,660
  4,145,000  Yellow Roadway Corp. 8.25% 12/01/08                     4,456,074
                                                                   -----------
                                                                     8,662,734
                                                                   -----------
             UTILITIES -- 4.7%
  4,400,000  Black Hills Corp. 6.50% 05/15/13                        4,557,656
  1,000,000  PSEG Power, Inc. 6.375% 05/01/08                        1,036,931
    703,000  PSEG Power, Inc. 7.75% 04/15/11                           787,152
  2,955,000  PSEG Power, Inc. 5.50% 12/01/15                         2,964,344
  1,884,000  PSI Energy, Inc. 6.52% 03/15/09                         1,976,913
                                                                   -----------
                                                                    11,322,996
                                                                   -----------

             TOTAL CORPORATE BONDS (Cost $142,756,210)            $142,088,655
                                                                   -----------

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
 PAR VALUE   U.S. GOVERNMENT BONDS -- 5.5%                            VALUE
--------------------------------------------------------------------------------

             U.S. TREASURY NOTES -- 4.5%
$ 3,000,000  3.375% 02/15/08                                       $ 2,945,859
  3,000,000  3.375% 10/15/09                                         2,907,306
  2,000,000  4.00% 11/15/12                                          1,967,422
  3,000,000  4.00% 02/15/15                                          2,920,314
                                                                   -----------
                                                                    10,740,901
                                                                   -----------
             U.S. TREASURY BONDS -- 1.0%
  2,000,000  7.50% 11/15/16                                          2,531,406
                                                                   -----------

             TOTAL U.S. GOVERNMENT BONDS (Cost $13,415,697)        $13,272,307
                                                                   -----------

================================================================================
  SHARES     SHORT-TERM INVESTMENTS -- 6.0%                           VALUE
--------------------------------------------------------------------------------

  7,303,683  First American Government Obligation Fund - Class Y   $ 7,303,683
  7,303,683  First American Prime Obligation Fund - Class Y          7,303,683
                                                                   -----------

             TOTAL SHORT-TERM INVESTMENTS (Cost $14,607,366)       $14,607,366
                                                                   -----------

             TOTAL INVESTMENTS -- 99.5% (Cost $237,078,482)       $241,756,574

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%           1,324,015
                                                                   -----------

             NET ASSETS -- 100.0%                                 $243,080,589
                                                                   ===========


PFD       Preferred Stock.
ADR       American Depository Receipt sponsored by a U.S. depositary bank.
CV        Convertible Security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. Security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.





See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS -- 81.4%                                   VALUE
--------------------------------------------------------------------------------

             AEROSPACE/DEFENSE -- 3.3%
      1,325  General Dynamics Corp.                                $   158,404
                                                                   -----------

             AUTO & AUTO PARTS -- 3.6%
      5,950  TRW Automotive Holdings Corp. +                           174,573
                                                                   -----------

             COMPUTER & PERIPHERALS -- 4.4%
      7,245  Hewlett-Packard Co.                                       211,554
                                                                   -----------

             CONSUMER PRODUCTS -- 2.8%
      8,085  Mattel, Inc.                                              134,858
                                                                   -----------

             ELECTRIC COMPONENTS - SEMI-CONDUCTORS -- 3.9%
      5,445  QLogic Corp. +                                            186,165
                                                                   -----------

             ENERGY -- 4.5%
      4,600  Noble Energy, Inc.                                        215,740
                                                                   -----------

             FINANCIAL SERVICES -- 3.2%
      3,375  Webster Financial Corp.                                   151,740
                                                                   -----------

             FOOD PRODUCTS -- 5.8%
      5,295  Cambell Soup Co.                                          157,526
      3,350  H.J. Heinz Co.                                            122,409
                                                                   -----------
                                                                       279,935
                                                                   -----------
             FURNITURE MANUFACTURING -- 2.8%
      4,260  Ethan Allen Interiors, Inc.                               133,551
                                                                   -----------

             INSURANCE -- 3.6%
      8,535  UnumProvident Corp.                                       174,968
                                                                   -----------

             INTEGRATED OIL & GAS -- 4.5%
      3,375  Chevron Corp.                                             218,464
                                                                   -----------

             MEDICAL PRODUCTS & SERVICES -- 3.5%
      4,260  Baxter International, Inc.                                169,846
                                                                   -----------

             PHARMACEUTICALS -- 3.1%
      5,905  Pfizer, Inc.                                              147,448
                                                                   -----------

             RESTAURANTS -- 2.5%
      2,445  Yum! Brands, Inc.                                         118,362
                                                                   -----------


See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
  SHARES     COMMON STOCKS -- 81.4% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

             RETAIL INDUSTRY -- 12.8%
      2,280  Best Buy Co., Inc.                                    $    99,248
      4,595  BJ's Wholesale Club, Inc. +                               127,741
     30,470  Rite Aid Corp. +                                          118,224
      7,655  Saks, Inc. +                                              141,618
      4,370  Talbots, Inc. (The)                                       130,750
                                                                   -----------
                                                                       617,581
                                                                   -----------
             SPECIALTY CHEMICALS -- 4.4%
      4,905  Lubrizol Corp. (The)                                      212,534
                                                                   -----------

             TRANSPORTATION -- 4.2%
      4,315  CSX Corp.                                                 200,561
                                                                   -----------

             UTILITIES -- 5.6%
      3,205  FPL Group, Inc.                                           152,558
      2,650  Progress Energy, Inc.                                     118,587
                                                                   -----------
                                                                       271,145
                                                                   -----------
             WASTE MANAGEMENT -- 2.9%
      4,930  Waste Mangement, Inc.                                     141,047
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $3,413,516)                 $ 3,918,476
                                                                   -----------

================================================================================
   SHARES    EXCHANGE TRADED FUNDS -- 6.2%                            VALUE
--------------------------------------------------------------------------------

      2,395  iShares S&P MidCap 400/BARRA Value Index Fund         $   167,650
      1,005  Midcap SPDR Trust Series 1                                131,534
                                                                   -----------

             TOTAL EXCHANGE TRADED FUNDS (Cost $244,779)           $   299,184
                                                                   -----------

================================================================================
   SHARES    SHORT-TERM INVESTMENTS -- 9.6%                           VALUE
--------------------------------------------------------------------------------

    230,498  First American Government Obligation Fund - Class Y   $   230,498
    230,499  First American Prime Obligation Fund - Class Y            230,499
                                                                   -----------

             TOTAL SHORT-TERM INVESTMENTS (Cost $460,997)          $   460,997
                                                                   -----------

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS -- 0.1%                            VALUE
--------------------------------------------------------------------------------

$     5,943  US Bank N.A., 2.75%, dated 09/30/05, due 10/03/05
               repurchase proceeds:  $5,945 (Cost $5,943)          $     5,943
                                                                   -----------

             TOTAL INVESTMENTS -- 97.3% (Cost $4,125,235)          $ 4,684,600

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.7%             128,641
                                                                   -----------

             NET ASSETS -- 100.0%                                  $ 4,813,241
                                                                   ===========

+   Non-income producing security.



See Accompanying Notes to Schedule of Investments.

THE BERWYN FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)



1. SECURITIES VALUATION

Securities of The Berwyn Funds (the "Funds") that are listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date, NASDAQ traded securities, all bonds and securities not listed are valued at the last current bid price quotation. The value of all other assets and securities, including those for which no quotations are readily available, or those for which the Funds' investment advisor believes the quotations do not reflect market value, are valued at fair value as determined in good faith by the advisor pursuant to procedures adopted by the Trust's Board of Trustees.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

At September 30, 2005, the composition of tax basis unrealized appreciation (depreciation) of investment securities for the Funds was as follows:


                                                                Berwyn              Berwyn
                                           Berwyn               Income            Cornerstone
                                            Fund                 Fund                Fund
                                       ----------------    -----------------    ----------------
Cost of portfolio investments           $ 90,008,373        $ 237,085,788        $   4,125,401
                                       ================    =================    ================


Gross unrealized appreciation           $ 30,883,025        $   8,410,705        $     667,001

Gross unrealized depreciation             (3,467,767)          (3,739,919)            (107,802)
                                       ----------------    -----------------    ----------------

Net unrealized appreciation             $ 27,415,258        $   4,670,786        $     559,199
                                       ================    =================    ================

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Berwyn Funds
             ----------------------------------------------------




By (Signature and Title)*    /s/ Robert E. Killen
                           -------------------------------------------
                           Robert E. Killen, President

Date     October 31, 2005
      -----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Robert E. Killen
                           -------------------------------------------
                           Robert E. Killen, President

Date     October 31, 2005
      -----------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------
                           Mark J. Seger, Treasurer

Date     October 31, 2005
      -----------------------------------




* Print the name and title of each signing officer under his or her signature.